Receivables and Other Current Assets (Tables)	6 Months Ended
Jun. 30, 2018
Trade and other current receivables [abstract]
Schedule of Receivables and Other Current Assets

A summary of the receivables and other current assets as of June 30, 2018 is detailed in the table below:

	June 30, 2018	December 31, 2017
Sales taxes receivable	61	143
Interest receivable	12	16
Other current assets	1,066	83
	1,139	242